Condensed Statement of Cash Flows (Unaudited) - USD ($)	1 Months Ended	4 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021		Sep. 30, 2020		Dec. 31, 2020		Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (1,000)	$ (4,251)	$ (1,372,649)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities			(5,430,000)
Loss on initial issuance of Private Placement Warrants			1,716,000
Interest earned on investments held in Trust Account			(10,063)
Transaction costs associated with the Initial Public Offering			788,627
Changes in operating assets and liabilities:
Prepaid expenses			(512,001)
Accrued expenses	1,000	4,119	3,158,019
Net cash used in operating activities		(132)	(1,662,067)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(230,000,000)
Net cash used in investing activities			(230,000,000)
Cash Flows from Financing Activities:
Proceeds from promissory note – related party		155,000
Proceeds from sale of Units, net of underwriting discount paid			225,675,000
Proceeds from sale of Private Placements Warrants			6,600,000
Repayment of promissory note – related party			(155,000)
Payment of offering costs		(98,295)	(284,639)
Net cash provided by financing activities		56,705	231,835,361
Supplemental Cash Flow Information:
Offering costs included in accrued offering costs	7,600	185,880
Offering costs paid by Sponsor in exchange for issuance of founder shares	25,000
Initial classification of Class A common stock subject to possible redemption			230,000,000
Deferred underwriting fee payable			7,568,750
Initial classification of warrant liability			22,806,000
Deferred offering costs paid by Sponsor in exchange for the issuance of Class B common stock		25,000
Net Change in Cash		56,573	173,294
Cash – Beginning			56,573
Cash – Ending		56,573	229,867				$ 56,573
Manscaped Holdings, LLC [Member]
Cash Flows from Operating Activities:
Net loss			(263,224,000)		(38,788,000)		(54,177,000)		$ (21,360,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			83,000		24,000		52,000		13,000
Amortization of debt issuance costs			736,000		47,000		58,000		40,000
Share-based compensation costs			263,480,000		37,051,000		57,079,000		18,243,000
Changes in operating assets and liabilities:
Accounts receivable			(3,244,000)		(6,005,000)		(5,572,000)		(1,879,000)
Inventories			(19,389,000)		(22,074,000)		(15,646,000)		(5,944,000)
Prepaid expenses and other current assets			(12,375,000)		(2,357,000)		(3,702,000)		(1,102,000)
Other assets			(216,000)		15,000		(17,000)		(39,000)
Share-based compensation liabilities					(13,318,000)		(13,318,000)
Accounts payable			3,716,000		5,153,000		7,531,000		3,183,000
Other current liabilities			7,237,000		8,968,000		7,463,000		3,975,000
Other long-term obligations			49,000		(51,000)		500,000		810,000
Net cash used in operating activities			(23,147,000)		(31,335,000)		(19,749,000)		(4,060,000)
Cash Flows from Investing Activities:
Purchases of property and equipment			(2,713,000)		(456,000)		(529,000)		(117,000)
Website development cost			(65,000)		(166,000)		(166,000)
Acquisition of trade name			(263,000)
Net cash used in investing activities			(3,041,000)		(622,000)		(695,000)		(117,000)
Cash Flows from Financing Activities:
Repayments of indebtedness					(3,998,000)		(3,998,000)	[1]	(563,000)	[1]
Proceeds from indebtedness					7,000,000		27,000,000		7,898,000
Proceeds from issuance of Series A preferred units					35,842,000		35,842,000
Payment of debt issuance costs					(38,000)		(143,000)		(70,000)
Payment of Series A preferred units issuance costs					(75,000)		(75,000)
Net cash provided by financing activities					38,731,000		58,626,000		7,265,000
Net (decrease) increase cash, cash equivalents and restricted cash			(26,188,000)		6,774,000		38,182,000		3,088,000
Cash and cash equivalents and restricted cash, beginning of period			41,969,000		3,787,000		3,787,000		699,000
Cash and cash equivalents and restricted cash, end of period	10,561,000	41,969,000	15,781,000		10,561,000		41,969,000		3,787,000
Reconciliation of cash, cash equivalents and restricted cash:
Cash paid for interest			1,769,000		150,000		267,000		193,000
Cash paid for income taxes			3,976,000		278,000		269,000		33,000
Cash and cash equivalents	9,811,000	41,219,000	15,031,000		9,811,000		41,219,000		3,787,000
Restricted cash	$ 750,000	$ 750,000	750,000		750,000		750,000
Supplemental Cash Flow Information:
Conversion of convertible notes into equity securities				[2]	5,170,000	[2]	5,170,000	[1]		[1]
Deemed dividend on Series A-1 preferred units					$ 2,131,000		$ 2,131,000

[1]	See Note 15 for disclosure of related party amounts
[2]	See Note 11 for disclosure of related party amounts